UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital Management LLP

   Address:   3 Old Burlington Street
              London, W1S 3LD
              United Kingdom

   Form 13F File Number:   28-13063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Managing Director
   Phone:   44 207 268 8642

Signature Place and Date of Signing:




   /s/ Gerard Griffin          London, England          January 15, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital Management LLP
28-13063
Report for Period Ended:  12/31/2008

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            2
   Form 13F Information Table Value Total:       $6,267 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
MONOGRAM BIOSCIENCES INC       COM NEW          60975U207      167    74699 SH       OTHER                 74699
YAHOO INC                      COM              984332106     6100   500000 SH  CALL SOLE